10-Q Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	May 31, 2023	May 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized (in shares)	300,000,000			80,000	80,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 10	$ 10
Common stock, shares issued (in shares)	56,997,350	56,997,350		80,000	80,000
Common stock, shares outstanding (in shares)	56,566,214			80,000	80,000
MDU Resources common stock held by subsidiary at cost (in shares)			538,921	538,921
Treasury stock held at cost (in shares)	431,136